Risk management - Summary of Estimated Future Obligations for Non-Derivative Financial Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Long-term debt	$ 419	$ 359
2020 [member]
Disclosure of financial liabilities [line items]
Long-term debt	374
Syndicated credit facility [member] | 2020 [member]
Disclosure of financial liabilities [line items]
Long-term debt	$ 337